Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 10,890	$ 11,247
Short term deposits	36,310	46,558
Trade receivables		500
Other current assets	1,273	977
Total current assets	48,473	59,282
Non-current assets
Other investment	187
Right to use assets	619	790
Fixed assets, net	277	178
Long term deposits	160	3,071
Intangible assets	20,482	20,482
Total assets	70,198	83,803
Liabilities
Current maturity of lease liabilities	199	207
Accounts payable	1,473	1,198
Other payables	2,578	1,693
Total current liabilities	4,250	3,098
Non-current liabilities
Lease liability	550	688
Post-employment benefit liabilities	292	265
Total non - current liabilities	842	953
Equity
Share capital, no par value
Share premium	123,951	118,909
Receipts on account of warrants	28,017	29,984
Capital reserve for share-based payments	8,862	8,115
Capital reserve from transactions with related parties	761	761
Capital reserve from transactions with non- controlling interest	(859)	(859)
Accumulated loss	(95,905)	(77,521)
Equity attributable to owners of the Company	64,827	79,389
Non-controlling interests	279	363
Total equity	65,106	79,752
Total liabilities and equity	$ 70,198	$ 83,803